Non-statutory accounts	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Non-statutory accounts

38	Non-statutory accounts
The information set out in these accounts does not constitute the Company’s statutory accounts for the years ended 31 December 2017 or 2016. Those accounts have been reported on by the Company’s auditors: their reports were unqualified and did not contain a statement under Section 498(2) or (3) of the Companies Act 2006. The accounts for 2016 have been delivered to the Registrar of Companies and those for 2017 will be delivered in due course.